Expense Example - AB CORE OPPORTUNITIES FUND, INC.	Nov. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 533
Expense Example, with Redemption, 3 Years	763
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	1,719
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289	[1]
Expense Example, with Redemption, 3 Years	585
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	1,984
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	$ 1,002

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.